Accrued liabilities and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Rebates payable to customers	$ 677	$ 733
VAT and other taxes payable	8,597	5,014
Security deposit received from customers	822	418
Accrued employee benefits	10,567	10,548
Accrued professional fees	4,048	5,076
Accrued marketing and hosting expense	1,257	1,326
Contingent consideration payable	0	4,507
Consideration payable	3,458
Advance from a former non-controlling interest shareholder	500	475
Others	613	1,638
Accrued liabilities and other current liabilities	30,539	29,735
Non-current
Deferred other income	368	459
Consideration payable	1,703
Accrued liabilities and other non current liabilities	2,071	$ 459
Advance From Former Non Controlling Interest	$ 500